Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005429 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005429 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005429 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005429 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005429 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005429 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005429 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005429 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005429 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005429 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005429 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000005429 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005429 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005429 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005429 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005429 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005429 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005429 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005429 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005429 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005430 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005430 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005430 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005430 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005430 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005430 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005430 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005430 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005430 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005430 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000005430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005430 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005430 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005431 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005431 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005431 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005431 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005431 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005431 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005431 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005431 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005431 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005431 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000005431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005431 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005431 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005431 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177207 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000177207 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000177207 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000177207 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177207 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177207 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177207 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177207 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177207 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177207 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000177207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000177207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000177207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000177207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000177207 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000177207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000177207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177207 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232530 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000232530 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232530 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232530 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232530 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232530 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232530 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232530 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232530 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232530 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000232530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000232530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000232530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000232530 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232530 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%